PROPERTY, PLANT AND EQUIPMENT, NET (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	₫ 84,199,808	$ 3,528,023,464	₫ 67,181,050
Less: Accumulated depreciation	(14,443,576)	(605,194,670)	(8,938,736)
Less: Impairment charges	(2,077,258)	(87,038,381)	(1,053,647)
Total property, plant and equipment, net	67,678,974	2,835,790,413	57,188,667
Freehold land
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	2,014,497	84,408,657	1,854,095
Buildings and structures
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	20,730,635	868,626,288	18,212,817
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	53,408,565	2,237,851,546	42,641,762
Leased-out batteries
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	4,782,818	200,403,000	2,383,095
Vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	2,316,130	97,047,264	1,135,902
Office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	845,043	35,407,819	861,099
Others
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	₫ 102,120	$ 4,278,890	₫ 92,280